Schedule of disaggregated information of cost of revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total cost of revenues	$ 3,827,465	$ 3,248,850	$ 2,864,383
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	2,436,347	2,334,029	1,983,009
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	954,020	880,833	881,374
Property Management Services [Member]
Product Information [Line Items]
Total cost of revenues	3,390,367	3,214,862	2,864,383
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total cost of revenues	345,691	844
Wellness Therapie Service [Member]
Product Information [Line Items]
Total cost of revenues	44,427	33,144
Licensing Service of Bio Energy Cabin [Member]
Product Information [Line Items]
Total cost of revenues	46,980
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total cost of revenues	$ 437,098	$ 33,988